SUMMARY OF MATERIAL ACCOUNTING POLICIES - Schedule of Cash Payments of Deferred Consideration (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2024 USD ($)	Apr. 30, 2024 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Operating activities			$ 18,590	$ 7,156	$ 2,897
Investing activities			25,783	19,693	4,933
NDC Media
Summary Of Significant Accounting Policies [Line Items]
Operating activities			0	0	4,621
Investing activities			0	0	5,557
Total	$ 13,582	€ 12,699	0	0	10,178
Roto Sports, Inc.
Summary Of Significant Accounting Policies [Line Items]
Investing activities			300	4,560	2,390
Financing activities			0	440	110
Total			300	5,000	2,500
BonusFinder Acquisition
Summary Of Significant Accounting Policies [Line Items]
Operating activities			0	7,156	2,897
Investing activities			0	5,594	2,543
Financing activities			0	832	0
Total			0	13,582	$ 5,440
Freebets.com
Summary Of Significant Accounting Policies [Line Items]
Investing activities			10,503	9,539
Financing activities			675	461
Total			$ 11,178	$ 10,000